INCOME TAXES - Income Tax Expense (Benefit) Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Current expense (benefit):
Federal			$ 5,261	$ (981)
State			12,530	5,310
Total current expense (benefit)			17,791	4,329
Deferred benefit:
Federal			(2,095,930)	(223,159)
State			(784,224)	(40,830)
Total deferred benefit	$ (65,833)	$ (52,184)	(2,880,154)	(263,989)
Tax benefit relating to uncertain tax positions			11	(6)
Income tax benefit	$ (60,703)	$ (45,908)	$ (2,862,352)	$ (259,666)